Plant and equipment, net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Plant and equipment, net

7 Plant and equipment, net

	As of December 31, 2023	As of June 30, 2024	As of June 30, 2024
	S$	S$	US$

Furniture and fittings	22,496	22,496	16,600
Machinery	142,419	142,419	105,091
Office equipment and computers	258,555	274,457	202,521
Renovation	49,406	49,406	36,457
Total	472,876	488,778	360,669
Less: accumulated depreciation	(425,348)	(454,668)	(335,499)
Net book value	47,528	34,110	25,170

Depreciated expenses recognized for the six months ended June 30, 2024 were S$29,320 (US$21,635) respectively.